Share-based compensation - Additional information (Details) $ in Thousands	1 Months Ended	3 Months Ended
	Mar. 31, 2021 shares individual	Mar. 31, 2022 USD ($) shares component	Mar. 31, 2021 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of components of share-based compensation plan | component		5
Share-based compensation | $		$ 1,094	$ 378
Number of options granted (in shares)		34,667	92,551
Senior Executive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)	63,992
Number of individuals granted with excess options | individual	6
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding (in shares)	0	0	0